Other Disclosures - Acquisitions ProfoundBio - Schedule of Total Consideration of Acquisition of ProfoundBio (Details) - USD ($) $ in Millions		12 Months Ended
	May 21, 2024	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Disclosure of detailed information about business combination [line items]
Cash used for acquisition of asset		$ 0	$ 1,783		$ 0
ProfoundBio
Disclosure of detailed information about business combination [line items]
Cash paid for outstanding shares	$ 1,718
Cash for equity compensation attributable to pre-combination service	187
Total consideration	1,905
Cash acquired	(122)
Cash used for acquisition of asset	$ 1,783

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.